DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI USA ESG Leaders Equity ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.7%
Communication Services
— 10.3%
Alphabet, Inc.*, Class A
233,823 40,334,468
Alphabet, Inc.*, Class C
202,167 35,168,971
Charter Communications, Inc.*,
Class A
3,645 1,046,552
Comcast Corp., Class A
156,773 6,275,623
Electronic Arts, Inc.
10,055 1,336,108
Fox Corp., Class A
9,508 327,361
Fox Corp., Class B
5,878 187,743
Interpublic Group of Cos., Inc.
15,056 472,307
Omnicom Group, Inc.
7,599 706,403
Take-Two Interactive Software,
Inc.*
6,398 1,025,983
Verizon Communications, Inc.
166,732 6,861,022
Walt Disney Co.
72,854 7,570,259
(Cost $88,864,655)
101,312,800
Consumer Discretionary
— 9.3%
Aptiv PLC*
10,922 909,366
AutoZone, Inc.*
686 1,900,179
Bath & Body Works, Inc.
8,244 428,193
Best Buy Co., Inc.
7,704 653,453
Booking Holdings, Inc.
1,360 5,135,836
Burlington Stores, Inc.*
2,584 620,289
CarMax, Inc.*
6,112 429,429
D.R. Horton, Inc.
11,623 1,717,879
Darden Restaurants, Inc.
4,562 686,079
Deckers Outdoor Corp.*
1,028 1,124,550
Dick's Sporting Goods, Inc.
2,277 518,336
Domino's Pizza, Inc.
1,356 689,634
DoorDash, Inc.*, Class A
11,014 1,212,752
eBay, Inc.
20,842 1,130,053
Etsy, Inc.*
4,601 292,025
Genuine Parts Co.
5,492 791,617
Hilton Worldwide Holdings, Inc.
9,998 2,005,599
Home Depot, Inc.
39,366 13,182,493
LKQ Corp.
10,901 469,070
Lowe's Cos., Inc.
22,667 5,015,981
Lululemon Athletica, Inc.*
4,574 1,427,042
McDonald's Corp.
28,706 7,431,696
MercadoLibre, Inc.*
1,819 3,138,830
NIKE, Inc., Class B
48,007 4,563,065
NVR, Inc.*
126 967,772
O'Reilly Automotive, Inc.*
2,295 2,210,682
Pool Corp.
1,531 556,595
PulteGroup, Inc.
8,624 1,011,768
Rivian Automotive, Inc.*(a),
Class A
27,066 295,561
Royal Caribbean Cruises Ltd.*
9,510 1,404,437
Number
of Shares Value $
Tesla, Inc.*
113,776 20,261,230
TJX Cos., Inc.
45,183 4,658,367
Tractor Supply Co.
4,244 1,210,771
Ulta Beauty, Inc.*
1,921 758,968
Williams-Sonoma, Inc.
2,375 696,398
Yum! Brands, Inc.
11,160 1,533,719
(Cost $101,869,198)
91,039,714
Consumer Staples — 5.5%
Albertsons Cos., Inc., Class A
13,480 278,227
Bunge Global SA
5,579 600,245
Campbell Soup Co.
7,700 341,726
Church & Dwight Co., Inc.
9,449 1,011,138
Clorox Co.
4,800 631,488
Coca-Cola Co.
162,574 10,230,782
Colgate-Palmolive Co.
30,880 2,870,605
Conagra Brands, Inc.
19,023 568,407
General Mills, Inc.
22,420 1,541,375
Hormel Foods Corp.
11,578 358,686
J M Smucker Co.
4,213 470,339
Kellanova
10,851 654,749
Keurig Dr Pepper, Inc.
42,194 1,445,145
Kimberly-Clark Corp.
13,372 1,782,488
Kroger Co.
27,005 1,414,252
Lamb Weston Holdings, Inc.
5,723 505,284
McCormick & Co., Inc.
10,475 756,505
PepsiCo, Inc.
54,557 9,432,905
Procter & Gamble Co.
93,421 15,371,491
Target Corp.
18,371 2,868,815
Walgreens Boots Alliance, Inc.
27,919 452,846
(Cost $52,971,111)
53,587,498
Energy — 2.1%
Baker Hughes Co.
39,255 1,314,258
Cheniere Energy, Inc.
9,172 1,447,250
Halliburton Co.
35,689 1,309,786
HF Sinclair Corp.
6,383 352,533
Kinder Morgan, Inc.
79,238 1,544,349
Marathon Petroleum Corp.
14,397 2,542,654
ONEOK, Inc.
23,153 1,875,393
Phillips 66
17,054 2,423,544
Schlumberger NV
56,406 2,588,471
Targa Resources Corp.
8,397 992,777
Valero Energy Corp.
13,073 2,054,291
Williams Cos., Inc.
47,939 1,989,948
(Cost $16,943,969)
20,435,254
Financials — 11.9%
Aflac, Inc.
21,701 1,950,269
Allstate Corp.
10,495 1,758,123
Ally Financial, Inc.
11,152 434,594

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
American Express Co.
22,875 5,490,000
Ameriprise Financial, Inc.
4,095 1,787,918
Annaly Capital Management,
Inc. REIT
18,346 361,416
Arch Capital Group Ltd.*
14,883 1,527,442
Assurant, Inc.
2,279 395,338
Bank of New York Mellon Corp.
30,006 1,788,658
BlackRock, Inc.
5,930 4,578,138
Capital One Financial Corp.
14,836 2,041,879
Cboe Global Markets, Inc.
4,213 728,807
Charles Schwab Corp.
60,090 4,403,395
Citizens Financial Group, Inc.
19,353 682,967
Discover Financial Services
9,955 1,221,080
Equitable Holdings, Inc.
12,874 534,142
FactSet Research Systems, Inc.
1,488 601,539
Fidelity National Information
Services, Inc.
23,367 1,773,088
Fiserv, Inc.*
23,508 3,520,558
Franklin Resources, Inc.
10,725 253,110
Hartford Financial Services
Group, Inc.
11,823 1,223,089
Huntington Bancshares, Inc.
57,771 804,172
Intercontinental Exchange, Inc.
22,796 3,052,384
KeyCorp
35,663 512,477
LPL Financial Holdings, Inc.
2,954 845,464
MarketAxess Holdings, Inc.
1,506 299,589
Marsh & McLennan Cos., Inc.
19,528 4,053,622
Mastercard, Inc., Class A
33,082 14,789,970
Moody's Corp.
6,582 2,612,988
Morgan Stanley
48,824 4,776,940
Nasdaq, Inc.
15,875 937,101
Northern Trust Corp.
7,862 662,295
PayPal Holdings, Inc.*
38,939 2,452,768
PNC Financial Services Group,
Inc.
15,790 2,485,188
Principal Financial Group, Inc.
9,108 747,220
Progressive Corp.
23,142 4,887,128
Prudential Financial, Inc.
14,240 1,713,784
Raymond James Financial, Inc.
7,998 981,755
Regions Financial Corp.
40,325 780,289
S&P Global, Inc.
12,712 5,434,507
State Street Corp.
11,632 879,263
Synchrony Financial
15,633 684,725
T. Rowe Price Group, Inc.
8,771 1,033,487
Travelers Cos., Inc.
9,093 1,961,360
Truist Financial Corp.
52,294 1,974,099
US Bancorp
61,922 2,510,937
Visa, Inc., Class A
62,755 17,098,227
Willis Towers Watson PLC
4,068 1,038,520
(Cost $102,614,678)
117,065,809
Number
of Shares Value $
Health Care — 11.8%
Agilent Technologies, Inc.
11,695 1,525,145
Align Technology, Inc.*
2,851 733,306
Amgen, Inc.
21,296 6,513,382
Avantor, Inc.*
27,998 674,192
Biogen, Inc.*
5,742 1,291,606
Bio-Techne Corp.
6,264 483,518
Bristol-Myers Squibb Co.
80,429 3,304,828
Catalent, Inc.*
6,985 375,723
Cencora, Inc.
7,129 1,615,218
Cigna Group
11,268 3,883,178
Cooper Cos., Inc.
7,746 730,525
Danaher Corp.
27,926 7,171,397
DaVita, Inc.*
2,204 324,252
Dexcom, Inc.*
15,417 1,831,077
Edwards Lifesciences Corp.*
24,102 2,094,223
Elevance Health, Inc.
9,211 4,959,939
Eli Lilly & Co.
32,056 26,296,819
GE HealthCare Technologies,
Inc.
16,791 1,309,698
Gilead Sciences, Inc.
49,494 3,180,979
HCA Healthcare, Inc.
7,969 2,707,468
Henry Schein, Inc.*
5,013 347,601
Hologic, Inc.*
9,331 688,441
Humana, Inc.
4,745 1,699,279
IDEXX Laboratories, Inc.*
3,335 1,657,328
Insulet Corp.*
2,798 495,778
IQVIA Holdings, Inc.*
7,075 1,550,062
Johnson & Johnson
95,683 14,033,826
Labcorp Holdings, Inc.
3,329 648,855
Merck & Co., Inc.
100,576 12,626,311
Mettler-Toledo International,
Inc.*
853 1,197,689
Molina Healthcare, Inc.*
2,340 736,117
Neurocrine Biosciences, Inc.*
3,845 520,651
Quest Diagnostics, Inc.
4,392 623,532
Repligen Corp.*
2,202 328,296
Solventum Corp.*
5,639 334,618
STERIS PLC
4,236 944,120
Teleflex, Inc.
1,778 371,726
Waters Corp.*
2,393 739,198
West Pharmaceutical Services,
Inc.
2,916 966,392
Zimmer Biomet Holdings, Inc.
8,164 940,085
Zoetis, Inc.
18,196 3,085,314
(Cost $102,928,833)
115,541,692
Industrials — 8.4%
3M Co.
21,944 2,197,472
Allegion PLC
3,506 427,101
Automatic Data Processing, Inc.
16,379 4,011,545

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI USA ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Axon Enterprise, Inc.*
2,995 843,602
Broadridge Financial Solutions,
Inc.
4,638 931,171
C.H. Robinson Worldwide, Inc.
4,455 384,778
Carrier Global Corp.
32,890 2,078,319
Caterpillar, Inc.
19,836 6,714,883
Cintas Corp.
3,623 2,456,285
CNH Industrial NV
33,309 351,743
CSX Corp.
77,554 2,617,447
Cummins, Inc.
5,437 1,531,766
Dayforce, Inc.*
6,033 298,392
Deere & Co.
10,291 3,856,655
Delta Air Lines, Inc.
6,302 321,528
Dover Corp.
5,499 1,010,826
Eaton Corp. PLC
15,889 5,288,654
EMCOR Group, Inc.
1,830 711,248
Expeditors International of
Washington, Inc.
5,672 685,745
Ferguson PLC
8,169 1,680,690
Fortive Corp.
13,864 1,032,036
Fortune Brands Innovations, Inc.
4,657 326,269
General Electric Co.
43,300 7,150,562
Graco, Inc.
6,972 562,989
IDEX Corp.
2,870 598,797
Illinois Tool Works, Inc.
11,857 2,878,287
Ingersoll Rand, Inc.
16,249 1,511,969
JB Hunt Transport Services, Inc.
3,220 517,615
Johnson Controls International
PLC
26,918 1,935,673
Knight-Swift Transportation
Holdings, Inc.
5,958 287,473
Lennox International, Inc.
1,271 638,805
Old Dominion Freight Line, Inc.
7,883 1,381,496
Owens Corning
3,479 629,943
Paychex, Inc.
12,894 1,549,343
Paylocity Holding Corp.*
1,773 252,067
Pentair PLC
6,563 534,097
Quanta Services, Inc.
6,000 1,655,640
Rockwell Automation, Inc.
4,770 1,228,418
Toro Co.
3,828 306,967
Trane Technologies PLC
9,010 2,950,415
TransUnion
7,706 554,216
Union Pacific Corp.
24,287 5,654,499
United Parcel Service, Inc.,
Class B
28,807 4,002,157
United Rentals, Inc.
2,666 1,784,647
Veralto Corp.
9,560 942,425
W.W. Grainger, Inc.
1,760 1,621,770
Xylem, Inc.
9,989 1,408,649
(Cost $72,087,648)
82,297,074
Number
of Shares Value $
Information Technology
— 34.6%
Accenture PLC, Class A
25,037 7,067,695
Adobe, Inc.*
17,795 7,914,504
Advanced Micro Devices, Inc.*
64,000 10,681,600
Akamai Technologies, Inc.*
6,017 555,008
ANSYS, Inc.*
3,616 1,147,899
Applied Materials, Inc.
32,889 7,073,766
Aspen Technology, Inc.*
1,092 230,030
Atlassian Corp.*, Class A
6,123 960,454
Autodesk, Inc.*
8,561 1,725,898
Cadence Design Systems, Inc.*
10,826 3,099,592
Confluent, Inc.*, Class A
7,846 203,761
DocuSign, Inc.*
8,421 460,965
Enphase Energy, Inc.*
5,290 676,591
Fair Isaac Corp.*
993 1,280,900
First Solar, Inc.*
3,968 1,078,344
Gartner, Inc.*
3,151 1,322,380
Gen Digital, Inc.
22,890 568,359
Hewlett Packard Enterprise Co.
51,671 911,993
HP, Inc.
40,112 1,464,088
HubSpot, Inc.*
1,913 1,168,939
Intel Corp.
168,892 5,210,318
International Business Machines
Corp.
36,483 6,087,188
Intuit, Inc.
11,128 6,414,624
Juniper Networks, Inc.
12,402 442,379
Keysight Technologies, Inc.*
6,880 952,742
Lam Research Corp.
5,238 4,884,121
Lattice Semiconductor Corp.*
5,339 396,367
Manhattan Associates, Inc.*
2,371 520,529
Marvell Technology, Inc.
34,143 2,349,380
Microsoft Corp.
280,091 116,274,177
NetApp, Inc.
8,085 973,677
NVIDIA Corp.
99,180 108,734,009
NXP Semiconductors NV
10,119 2,753,380
Palo Alto Networks, Inc.*
12,613 3,719,700
PTC, Inc.*
5,090 897,062
Salesforce, Inc.
38,525 9,031,801
Seagate Technology Holdings
PLC
7,943 740,605
ServiceNow, Inc.*
8,141 5,348,067
Synopsys, Inc.*
6,064 3,400,691
Texas Instruments, Inc.
36,148 7,049,221
Trimble, Inc.*
9,707 540,486
Twilio, Inc.*, Class A
6,989 401,169
UiPath, Inc.*, Class A
16,910 207,317
Western Digital Corp.*
12,795 963,336
Workday, Inc.*, Class A
8,376 1,771,105

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
Zscaler, Inc.*
3,683 625,963
(Cost $231,111,216)
340,282,180
Materials — 2.7%
Air Products and Chemicals, Inc.
8,664 2,310,689
Avery Dennison Corp.
3,066 697,791
Ball Corp.
12,670 879,678
CRH PLC
26,762 2,188,061
Ecolab, Inc.
10,218 2,372,620
International Flavors &
Fragrances, Inc.
10,195 980,555
International Paper Co.
13,989 630,764
Linde PLC
19,132 8,332,369
LyondellBasell Industries NV,
Class A
10,135 1,007,622
Martin Marietta Materials, Inc.
2,449 1,401,024
Newmont Corp.
46,010 1,929,659
Nucor Corp.
9,563 1,614,712
PPG Industries, Inc.
9,241 1,214,360
Steel Dynamics, Inc.
6,014 805,094
Westrock Co.
10,585 567,779
(Cost $25,190,811)
26,932,777
Real Estate — 2.1%
American Tower Corp. REIT
18,522 3,625,496
Boston Properties, Inc. REIT
5,691 345,273
CBRE Group, Inc.*, Class A
11,997 1,056,576
Crown Castle, Inc. REIT
17,036 1,746,190
Digital Realty Trust, Inc. REIT
12,396 1,801,635
Equinix, Inc. REIT
3,774 2,879,487
Healthpeak Properties, Inc. REIT
26,613 529,599
Iron Mountain, Inc. REIT
12,192 983,772
Prologis, Inc. REIT
36,660 4,050,563
SBA Communications Corp.
REIT
4,171 820,352
Welltower, Inc. REIT
22,631 2,346,156
Number
of Shares Value $
Weyerhaeuser Co. REIT
28,059 842,612
(Cost $24,104,772)
21,027,711
Utilities — 1.0%
American Water Works Co., Inc.
7,671 1,003,137
Atmos Energy Corp.
6,249 724,384
CMS Energy Corp.
11,846 745,469
Consolidated Edison, Inc.
13,708 1,296,091
Edison International
15,073 1,158,360
Essential Utilities, Inc.
11,286 425,821
Eversource Energy
13,657 808,904
Exelon Corp.
39,142 1,469,782
NRG Energy, Inc.
8,487 687,447
Sempra
25,083 1,932,143
(Cost $10,593,031)
10,251,538
TOTAL COMMON STOCKS
(Cost $829,279,922)
979,774,047
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(b)(c), 5.24%
(Cost $289,696)
289,696 289,696
CASH EQUIVALENTS — 0.6%
DWS Government Money
Market Series "Institutional
Shares"(b), 5.26%
(Cost $5,869,372)
5,869,372 5,869,372
TOTAL INVESTMENTS
— 100.3%
(Cost $835,438,990)
985,933,115
Other assets and liabilities, net
— (0.3%)
(2,951,325)
NET ASSETS — 100.0%
982,981,790

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI USA ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
At May 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
 *(a)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (b)(c)
— 289,696 (d) — — — 27,420 — 289,696 289,696
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series "Institutional Shares", 5.26% (b)
4,273,305 19,408,273 (17,812,206) — — 149,141 — 5,869,372 5,869,372
4,273,305 19,697,969 (17,812,206) — — 176,561 — 6,159,068 6,159,068
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $277,270, which is 0.0% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
E-Mini S&P 500 ESG Futures
USD 7 1,626,297 1,649,970 6/21/2024 23,673
MSCI USA ESG Leaders GTR Index Futures
USD 2 119,420 120,860 6/21/2024 1,440
S&P 500 E-Mini Futures
USD 1 259,279 264,775 6/21/2024 5,496
S&P Mid 400 E-Mini Futures
USD 1 297,330 299,190 6/21/2024 1,860
Total unrealized appreciation
32,469
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
May 31, 2024.
USD U.S. Dollar

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
USSG-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 979,774,047 $ — $ — $ 979,774,047
Short-Term Investments (a)
6,159,068 — — 6,159,068
Derivatives (b)
Futures Contracts
32,469 — — 32,469
TOTAL
$ 985,965,584 $ — $ — $ 985,965,584
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.